Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Fair Value Measurements [Abstract]
Fair Value Measurements

(4) Fair Value Measurements

The following table sets forth the Company’s financial assets and liabilities that are measured at fair value, on a recurring basis (in thousands):

	As of September 28, 2025
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$—	$—	$3,841
Total	$3,841	$—	$—	$3,841
Financial Liabilities
July 2024 Notes derivative liability	$—	$—	$21,664	$21,664
July 2024 Notes derivative liability – related parties	—	—	13,940	13,940
September 2024 derivative liability	—	—	53,301	53,301
September 2024 derivative liability – related parties	—	—	5,922	5,922
July 2025 Note derivative liability– related party	—	—	3,468	3,468
September 2025 Notes derivative liability	—	—	16,274	16,274
Forward purchase agreement liabilities	—	—	4,301	4,301
Public warrants	—	—	2,588	2,588
Private placement warrants	—	—	1,880	1,880
Working capital warrants	—	—	215	215
SAFE Agreement with related party	—	—	497	497
Total	$—	$—	$124,050	$124,050

	As of December 29, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$—	$—	$3,841
Total	$3,841	$—	$—	$3,841
Financial Liabilities
July 2024 Notes derivative liability	$—	$—	$13,563	$13,563
July 2024 Notes derivative liability – related parties	—	—	21,127	21,127
September 2024 Notes derivative liability	—	—	55,474	55,474
September 2024 Notes derivative liability – related parties	—	—	6,958	6,958
Forward purchase agreement liabilities (1)	—	—	3,494	3,494
Public warrants	—	—	862	862
Private placement warrants	—	—	627	627
Working capital warrants	—	—	72	72
SAFE Agreement with related party	—	—	384	384
Total	$—	$—	$102,561	$102,561

(1)	Includes $1.3 million due to related parties as of and December 29, 2024.

Subsequent to issuance, changes in the fair value of the derivative liabilities, liability classified warrants, forward purchase agreements and SAFEs are recorded within Other expense, net in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss.

Derivative liabilities

The Company issued derivative liabilities in conjunction with the issuance of certain convertible notes in July 2024 September 2024 and July 2025 (as defined in Note 9 – Borrowings and Derivative Liabilities). The Company valued the derivative liabilities as of September 28, 2025, and December 29, 2024 using a binomial lattice model, which includes Level 3 unobservable inputs. The key inputs used were dividend yield, the Company’s common stock price, volatility, and risk-free rate of the derivative liabilities.

The July 2024 Notes derivative liability valuation included the following inputs:

	As of
	September 28, 2025	December 29, 2024
Coupon rate	12.0%	12.0%
Conversion rate	595.24	595.24
Conversion price	$1.68	$1.68
Common stock price	$1.77	$1.81
Risk-free rate	3.7%	4.43%
Volatility	73.9%	62.0%
Dividend yield	0.0%	0.0%

The September 2024 Notes derivative liability valuation included the following inputs:

	As of
	September 28, 2025	December 29, 2024
Coupon rate	7.0%	7.0%
Conversion rate	467.84	467.84
Conversion price	$2.14	$2.14
Common stock price	$1.77	$1.81
Risk-free rate	3.7%	4.43%
Volatility	77.8%	66.6%
Dividend yield	0.0%	0.0%

The July 2025 Note derivative liability valuation included the following inputs:

As of
September 28, 2025
Coupon rate	12.0%
Conversion rate	558.66
Conversion price	$1.79
Common stock price	$1.77
Risk-free rate	3.7%
Volatility	75.1%
Dividend yield	0.0%

The September 2025 Notes derivative liability valuation included the following inputs:

As of
September 28, 2025
Coupon rate	7.0%
Conversion rate	467.84
Conversion price	$2.14
Common stock price	$1.77
Risk-free rate	3.7%
Volatility	77.8%
Dividend yield	0.0%

Public warrants

The public warrants are measured at fair value on a recurring basis. The public warrants were valued based on the closing price of the publicly traded instrument.

Private placement and working capital warrants

The private placement and working capital warrants are measured at fair value. The Company valued the private placement and working capital warrants, based on a Black-Scholes Option Pricing Method, which included the following inputs:

	As of
	September 28,	December 29,
	2025	2024
Expected term	2.81 years	3.56 years
Expected volatility	169.0%	68.1%
Risk-free rate	3.65%	4.39%
Expected dividend yield	0.00%	0.00%

Forward purchase agreement liabilities

In the Third Quarter 2025, the Company entered into individual amendments with Meteora Special Opportunity Fund I, LP (“MSOF”), Meteora Capital Partners, LP (“MCP”), and Meteora Select Trading Opportunities Master, LP (“MSTO”) (with MSOF, MCP, and MSTO collectively as “Meteora”), Sandia Investment Management LP (“Sandia”) and Polar (collectively, the “FPA Amendments”) which among other things, extended the valuation date applicable to each of the FPAs.

FPAs are measured at fair value on a recurring basis using a Monte Carlo simulation analysis. The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period, which included the following inputs:

	As of
	September 28,	December 29,
	2025	2024
VWAP	$1.86	$1.78
Simulation period	0.80 years	0.55 years
Risk-free rate	3.73%	4.28%
Volatility	84.8%	117%

SAFE agreement with related party

The SAFE Agreement was valued based on a conversion probability of 50% based on historical SAFE agreements and a 50% discount rate at the time of conversion as of September 28, 2025, and December 29, 2024.

Financial liabilities not measured at fair value on a recurring basis:

The July 2024 Notes, the September 2024 Notes, the July 2025 Note, and the September 2025 Notes were fair valued using a binomial lattice model, which includes Level 3, unobservable inputs. The key inputs used are consistent with those used to fair value the derivative liabilities as discussed under Derivative Liabilities above. The following table sets forth the Company’s financial liabilities that were not measured at fair value, on a non-recurring basis (in thousands):

	As of September 28, 2025
		Fair value
	Carrying value	Estimated fair value	Level 1	Level 2	Level 3	Total
Financial Liabilities
July 2024 Notes	$36,998	$34,187	$—	$—	$34,187	$34,187
July 2024 Notes – related parties	8,155	22,042	—	—	22,042	22,042
September 2024 Notes	15,750	78,563	—	—	78,563	78,563
September 2024 Notes – related parties	1,714	8,729	—	—	8,729	8,729
July 2025 Note – related party	1,373	6,250	—	—	6,250	6,250
September 2025 Notes	4,218	25,090	—	—	25,090	25,090
Total	$68,208	$174,861	$—	$—	$174,861	$174,861

	As of December 29, 2024
		Fair value
	Carrying value	Estimated fair value	Level 1	Level 2	Level 3	Total
Financial Liabilities
July 2024 Notes	$17,965	$21,390	$—	$—	$21,390	$21,390
July 2024 Notes - related parties	24,632	33,323	—	—	33,323	33,323
September 2024 Notes	5,636	77,245	—	—	77,245	77,245
September 2024 Notes - related parties	476	8,583	—	—	8,583	8,583
Total	$48,709	$140,541	$—	$—	$140,541	$140,541

(5) Fair Value Measurements

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):

	As of December 29, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,841	$-	$-	$3,841
Total	$3,841	$-	$-	$3,841
Financial Liabilities
July 2024 derivative liability (1)	$-	$-	$34,690	$34,690
September 2024 derivative liability (1)	-	-	62,432	62,432
Forward purchase agreements (2)	-	-	3,494	3,494
Public warrants	-	-	862	862
Private placement warrants	-	-	627	627
Working capital warrants	-	-	72	72
SAFE Agreement with related party	-	-	384	384
Total	$-	$-	$102,561	$102,561

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets
Restricted cash	$3,823	$-	$-	$3,823
Total	$3,823	$-	$-	$3,823
Financial Liabilities
Carlyle Warrants	$-	$-	$9,515	$9,515
Public warrants	167	-	-	167
Private placement warrants	-	122	-	122
Working capital warrants	-	13	-	13
Replacement warrants	-	-	1,310	1,310
Forward purchase agreements (1)	-	-	3,831	3,831
Total	$167	$135	$14,656	$14,958

(1)	A portion of these balances are with related parties. Refer to Note 15 - Borrowings and Derivative Liabilities for details.

(2)	A portion of these balances are with related parties. Refer to Note 6 - Forward Purchase Agreements for details.

Subsequent to issuance, changes in the fair value of liability classified warrants, forward purchase agreements and SAFEs are recorded within other income (expense), net in the Company’s consolidated statements of operations and comprehensive loss.

Derivative liabilities

The Company issued derivative liabilities in conjunction with the issuance of certain convertible notes in July 2024 and September 2024 (refer to Note 15 - Borrowings and Derivative Liabilities). The Company valued the derivative liabilities as of their issuance date and as of December 29, 2024 using a binomial lattice model, which includes level 3 unobservable inputs. The key inputs used were dividend yield, the Company’s common stock price, volatility, risk-free rate and the expected term of the derivative liabilities. The derivative liability valuation included the following inputs as of December 29, 2024:

	September Notes	July Notes
Coupon rate	7.0%	12.0%
Conversion rate	467.84	595.24
Conversion price	$2.14	$1.68
Common stock price	$1.81	$1.81
Dividend Yield	0.0%	0.0%

Carlyle Warrants

As part of the Company’s amended and restated warrant agreement with CRSEF Solis Holdings, LLC and its affiliates (“Carlyle”), the Company issued Carlyle a warrant to purchase shares of Company Common Stock at a price per share of $0.01. Refer to Note 14 - Warrants for further details. In connection with an exchange of debt effective July 1, 2024, as discussed in Note 15 - Borrowings and Derivative Liabilities, the number of shares expected to be issued in connection with the Carlyle Warrant became fixed and the Carlyle Warrant was reclassified from liability to equity. Accordingly, the Carlyle Warrant is not subject to a fair value measurement as of December 29, 2024.

The Company valued the Carlyle Warrants as of December 31, 2023, based on a Black-Scholes Option Pricing Method, which included the following inputs:

As of December 31,
2023
Expected term	7.0 years
Expected volatility	77%
Risk-free interest rate	3.92%
Expected dividend yield	0.00%

Public Warrants

The public warrants are measured at fair value on a recurring basis. The public warrants were valued based on the closing price of the publicly traded instrument.

Private Placement and Working Capital Warrants

The private placement and working capital warrants are measured at fair value. The Company valued the private placement and working capital warrants, based on a Black-Scholes Option Pricing Method, which included the following inputs:

As of December 29,
2024
Expected term	3.56 years
Expected volatility	68.1%
Risk-free interest rate	4.39%
Expected dividend yield	0.00%

As of December 31, 2023, the private placement and working capital warrants were valued using observable inputs for similar publicly traded instruments.

Forward Purchase Agreement Liabilities

FPAs are measured at fair value on a recurring basis using a Monte Carlo simulation analysis. The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period, which included the following inputs:

	As of
	December 29,	December 31,
	2024	2023
VWAP	$1.78	$1.66
Simulation period	0.55 years	1.55 years
Risk-free rate	4.28%	4.48%
Volatility	117%	95%

SAFE Agreement

The SAFE Agreement was valued based on a conversion probability of 50% based on historical SAFE agreements and a 50% discount rate at the time of conversion as of December 29, 2024.

Replacement Warrants

There were no replacement warrants as of December 29, 2024. The Company valued the Replacement Warrants as of December 31, 2023, based on a Black-Scholes Option Pricing Method, which included the following inputs:

As of December 31,
2023
Expected term	0.3 years
Expected volatility	78.5%
Risk-free interest rate	5.4%
Expected dividend yield	0%

The following table sets forth the Company’s financial liabilities that were not measured at fair value, on a non-recurring basis (in thousands):

	As of December 29, 2024
		Fair value
	Carrying value	Estimated fair value	Level 1	Level 2	Level 3	Total
Financial Liabilities
12% Notes	$17,965	$21,390	$-	$-	$21,390	$21,390
12% Notes - related parties	24,632	33,323	-	-	33,323	33,323
7% Notes	5,636	77,245	-	-	77,245	77,245
7% Notes - related parties	476	8,583	-	-	8,583	8,583
Total	$48,709	$140,541	$-	$-	$140,541	$140,541

As of December 29, 2024, the 12% Notes and the 7% Notes were fair valued using a binomial lattice model, which includes Level 3, unobservable inputs. The key inputs used are consistent with those used to fair value the derivative liabilities as discussed under Derivative liabilities above.